COMMITMENTS AND LEASES - Supplemental Cost Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019
Leases [Abstract]
Operating lease costs	$ 63.1	$ 65.4